Document and Entity Information (USD $)	3 Months Ended
Jun. 30, 2011
Document and Entity Information
Entity Registrant Name	Oraco Resources, Inc.
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Entity Central Index Key	0001490711
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	23,395,530
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

ORACO RESOURCES, INC. - CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash	$ 117
Prepaid expenses		1,500
Due from related party	13,500
Total current assets	13,617	1,500
Other assets:
Trademark, net	5,541
Total other assets	5,541
Total assets	19,158	1,500
Current liabilities:
Accounts payable	13,978
Line of credit - related party	6,799	635
Total current liabilities	20,777	635
Total liabilities	20,777	635
Stockholders' equity (deficit):
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding
Common stock, $0.001 par value, 100,000,000 shares authorized, 23,345,500 and 15,001,500 shares issued and outstanding as of June 30, 2011 and December 31, 2010, respectively	23,346	15,002
Additional paid-in capital
Common stock payable	100,700
Deficit accumulated during development stage	(125,665)	(14,137)
Total stockholders' deficit	(1,619)	865
Total liabilities and stockholders' deficit	$ 19,158	$ 1,500

ORACO RESOURCES, INC. - CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, authorized	10,000,000	10,000,000
Preferred Stock, issued and outstanding	0	0
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, authorized	100,000,000	100,000,000
Common Stock, issued and outstanding	23,345,500	15,001,500

ORACO RESOURCES, INC. - CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011
Operating expenses:
Depreciation and amortization	$ 145	$ 234	$ 234
General and administrative	51	115	115
Professional fees	95,139	95,139	97,274
Professional fees - related party	2,500	2,500	2,500
Total operating expenses	97,835	97,988	100,123
Loss from operations	(97,835)	(97,988)	(100,123)
Net loss	$ (97,835)	$ (97,988)	$ (100,123)
Weighted average number of common shares outstanding basic	20,702,863	19,359,644
Net loss per share - basic	$ 0	$ (0.01)

ORACO RESOURCES, INC. - CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011
Net loss	$ (97,835)	$ (97,988)	$ (100,123)
Depreciation and amortization	145	234	234
Decrease in prepaid expenses		1,500
Increase in due from related party	(36,500)	(36,500)	(36,500)
Increase in accounts payable		9,414	9,414
Net cash used in operating activities		(50,340)	(53,975)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES
Cash acquired upon merger		78	78
Purchase of trademark	(5,775)	(5,775)	(5,775)
Net cash used in investing activities		(5,697)	(5,697)
Proceeds from line of credit - related party		6,164	6,799
Repayments for line of credit - related party		(10)	(10)
Proceeds from sale of common stock, net of offering costs		50,000	53,000
Net cash provided by financing activities		56,154	59,789
NET CHANGE IN CASH		117	117
CASH AT BEGINNING OF PERIOD
CASH AT END OF PERIOD	117	117	117
Acquisition of Oraco Resources and JYork Industries;
Assets acquired		50,000	50,000
Liabilities assumed		(4,574)	(4,574)
Common stock payable assumed	(50,000)	(50,000)	(50,000)
Total acquired, excluding cash	(5,274)	(5,274)	(5,274)
Common stock for reverse merger	$ 8,344	$ 8,344	$ 8,344

Accounting Policies	3 Months Ended
Jun. 30, 2011
Accounting Policies
Significant Accounting Policies [Text Block]

NOTE 1 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which in the opinion of management, are necessary for fair presentation of the information contained therein. It is suggested that these condensed interim financial statements be read in conjunction with the financial statements of the Company for the period of Inception (August 4, 2010) to December 31, 2010 and notes thereto included in the Company’s 10-K annual report and all amendments. The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for the interim period are not indicative of annual results.

Principles of Consolidation

For the year ended December 31, 2010, the consolidated financial statements include the accounts of Oraco Resources, Inc. (Canada Corporation).  For the six months ended June 30, 2011, the consolidated financial statements include the accounts of Oraco Resources, Inc. (Nevada Corporation), Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd.   All significant intercompany balances and transactions have been eliminated.   Oraco Resources, Inc. (Nevada Corporation), Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd. will be collectively referred herein to as the “Company”.

Nature of operations

The Company is in the mineral and natural resource exploration business and has not yet commenced operations to locate commercially exploitable mineral and natural resources. The Company has been in the exploration stage since its formation and has not realized any revenues from its planned operations.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates.

Cash and cash equivalents

For the purpose of the statements of cash flows, all highly liquid investments with an original maturity of three months or less are considered to be cash equivalents. The carrying value of these investments approximates fair value.

Mineral claim payments and exploration expenditures

The Company expenses all costs related to the acquisition, maintenance and exploration of its unproven mineral properties to which it has secured exploration rights.  If and when proven and probable reserves are determined for a property and a feasibility study prepared with respect to the property, then subsequent development costs of the property will be capitalized.  To date the Company has not established the commercial feasibility of its exploration prospects, therefore all costs have been expensed.  The Company also considers the provisions of ASC 360 which concludes that mineral rights are tangible assets. Accordingly, the Company capitalizes certain costs related to the acquisition of mineral rights where proven or probable reserves are present or when the Company intends to carry out an exploration program and has the funds to do so.

Trademarks

ASC 350 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead tested for impairment at least annually in accordance with the provisions of ASC 350. This standard also requires that intangible assets with definite useful lives be amortized over their respective estimated useful lives to their estimated residual values, and reviewed for impairment. As of June 30, 2011, the Company believes there is no impairment of its intangible assets.

The Company's intangible assets consist of the costs of filing and acquiring various trademarks. The trademarks are recorded at cost. The Company determined that the trademarks have an estimated useful life of 10 years and will be reviewed annually for impairment.  Amortization will be recorded over the estimated useful life of the assets using the straight-line method for financial statement purposes. The Company will commence amortization once the economic benefits of the assets begin to be consumed and they plan to record amortization once production begins and the related revenues are recorded.

Stock-based compensation

The Company records stock based compensation in accordance with the guidance in ASC Topic 505 and 718 which requires the Company to recognize expense related to the fair value of its employee stock option awards.  This eliminates accounting for share-based compensation transactions using the intrinsic value and requires instead that such transactions be accounted for using a fair-value-based method. The Company recognizes the cost of all share-based awards on a graded vesting basis over the vesting period of the award.

Earnings per share

The Company follows ASC Topic 260 to account for the earnings per share. Basic earning per common share (“EPS”) calculations are determined by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earning per common share calculations are determined by dividing net income by the weighted average number of common shares and dilutive common share equivalents outstanding. During periods when common stock equivalents, if any, are anti-dilutive they are not considered in the computation.

Recent pronouncements

The Company has evaluated all the recent accounting pronouncements through ASU No. 2011-07 and believes that none of them will have a material effect on the Company’s financial statement.

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Jun. 30, 2011
Organization, Consolidation and Presentation of Financial Statements
Liquidity Disclosure [Policy Text Block]

NOTE 2 – GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. As noted above, the Company is in the development stage and, accordingly, has not yet generated revenues from operations. Since its inception, the Company has been engaged substantially in financing activities and developing its business plan and incurring start up costs and expenses. As a result, the Company incurred accumulated net losses from Inception (August 4, 2010) through the period ended June 30, 2011 of ( $100,123). In addition, the Company’s development activities since inception have been financially sustained through debt and equity financing.

The ability of the Company to continue as a going concern is dependent upon its ability to raise additional capital from the sale of common stock and, ultimately, the achievement of significant operating revenues. These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

Deferred Costs, Capitalized, Prepaid, and Other Assets	3 Months Ended
Jun. 30, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets
Other Assets Disclosure [Text Block]

NOTE 3 – TRADEMARK

Trademarks consisted of the following as of:

	June 30,	December 31,
	2011	2010
Trademarks	$ 5,775	$ _
Accumulated amortization	(234)	_
	$ 5,541	$ _

During the three months ended June 30, 2011, the Company recorded amortization expense of  $145.

During the six months ended June 30, 2011, the Company recorded amortization expense of  $234.

Debt	3 Months Ended
Jun. 30, 2011
Debt
Debt Disclosure [Text Block]

NOTE 4 – LINE OF CREDIT – RELATED PARTY

Line of credit consists of the following at:

June 30,
2011

December 31,
2010

Revolving credit line due to shareholder of the Company, unsecured, 0% interest, due upon demand
$ 6,799	$ 635

 $            6,799

 $            635

On January 1, 2011, the Company executed a line of credit in the amount of  $10,000 with Summit Capital USA, Inc.  The line of credit carries an annual interest rate of 0% and is due upon demand.  As of June 30, 2011, an amount of  $6,799 had been used for general corporate purposes with a remaining balance of  $3,201 available.

During the three months ended June 30, 2011, interest expense was  $0.  During the six months ended June 30, 2011, interest expense was  $0.

Equity	3 Months Ended
Jun. 30, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 5 – STOCKHOLDERS’ EQUITY

The Company is authorized to issue 100,000,000 shares of its  $0.001 par value common stock and 10,000,000 shares of its  $0.001 par value preferred stock.

Common Stock

Prior the acquisition of Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd., the Company had 15,344,000 shares of common stock issued and outstanding.

On May 16, 2011, the Company issued 15,001,500 shares to various individuals and entities in exchange for a 100% interest in Oraco Resources, Inc. (Canada Corporation) and 3,000,000 shares to an individual for a 100% interest in JYork Industries, Inc. Ltd.  As part of the Share Purchase Agreement the former officers and directors agreed to cancel 10,000,000 shares of common stock.  On May 16, 2011, the transaction was closed and 100% interest in Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd.  was acquired by the Company.  For accounting purposes, the acquisition of Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd. by the Company has been recorded as a reverse acquisition of a public company and recapitalization of Oraco Resources, Inc. (Canada Corporation) and JYork Industries, Inc. Ltd. based on the factors demonstrating that Oraco Resources, Inc. (Canada Corporation) represents the accounting acquirer.   The Company changed its business direction and is now a mineral and natural resource exploration business.

On June 23, 2011, Company sold 100,030 units consisting of 100,030 shares of its common stock and 100,030 warrants at a price of  $1 per share for cash of  $100,000 and common stock subscriptions receivable of  $30.  As of June 30, 2011, the shares were unissued and are recorded as a common stock payable.  On July 28, 2011, the Company issued 50,030 shares of common stock and on August 9, 2011, the Company issued the remaining 50,000 shares of common stock.

During the six months ended June 30, 2011, there have been no other issuances of common stock.

NOTE 6 – WARRANTS AND OPTIONS

On June 23, 2011, the Company issued a total of 100,030 warrants to two investors related to the sale of units.  A unit consisted of one share of common stock and one warrant.  See Note 5.

During the six months ended June 30, 2011, there have been no other issuances of warrants or options outstanding to acquire any additional shares of common stock.

Related Party Disclosures	3 Months Ended
Jun. 30, 2011
Related Party Disclosures
Related Party Transactions Disclosure [Text Block]

NOTE 7 – RELATED PARTY TRANSACTIONS

During the six months ended June 30, 2011, the Company paid  $2,500 to an officer and director of the Company for legal fees.

As of June 30, 2011, the Company had  $13,500 in an attorney trust account.  Since the attorney is also an officer and director of the Company and the Company recorded the balance as due from related party.  During August 2011, the Company attorney trust account has been closed and the remaining balance has been transferred to a bank account in the name of the Company.

Commitment and Contingencies	3 Months Ended
Jun. 30, 2011
Commitment and Contingencies
Commitments Disclosure [Text Block]

NOTE 8 – MATERIAL AGREEMENTS

On March 24, 2011, the Company, entered into a Share Exchange Agreement with Oraco Resources, Inc., a Canadian company (“ORI”) to acquire 100% of ORI’s outstanding common stock in exchange for 15,001,500 shares of common stock, concurrent with the Closing.  Additionally, the agreement sets forth conditions that the Company shall have obtained a cancellation of 10,000,000 shares of common stock.  The agreement with ORI, upon closing, will provide the Company with the ownership of 100% of ORI, which is involved in the diamond, gold, minerals and natural resources and exploration.

On March 24, 2011, the Company, entered into a Share Exchange Agreement with JYORK Industries Inc. Ltd., a Sierra Leone company (“JYORK”) to acquire 100% of JYORK’s outstanding common stock in exchange for 3,000,000 shares of common stock, concurrent with the Closing.  The agreement with JYORK, upon closing, will provide the Company with the ownership of 100% of JYORK, which is involved in the diamond, gold, minerals and natural resources and exploration.

On April 28, 2011, the Company entered into an Addendum No. 1 (“Addendum”) to the Share Exchange Agreements dated March 24, 2011 with Oraco Resources, Inc., a Canadian company (“ORI”) and JYORK Industries Inc. Ltd., a Sierra Leone company (“JYORK”).  Pursuant to the Addendum the effective date was extended from April 8, 2011 to May 10, 2011 to complete the conditions set forth in the Merger Agreement.

On May 16, 2011, the merger was closed with Oraco Resources, Inc., a Canadian company (“ORI”) and JYORK Industries Inc. Ltd., a Sierra Leone company (“JYORK”).

On April 29, 2011, the Company formed a wholly-owned subsidiary, Merculite Distributing, Inc., a Nevada corporation (“Merculite”).

On May 6, 2011, we completed the spin-off (the “Spin-Off’) of the Company, and Merculite.  Prior to theSpin-Off, Merculite was a wholly-owned subsidiary of the Company.  In connection with the Spin-Off, the Company entered into the following Agreements (collectively, the “Spin-Off Agreements”):

-

a Separation and Distribution Agreement that sets forth the arrangements among the Company and Meculite regarding the principal transactions to separation, and that governs the relationship of the Company and Merculite after the Spin-Off;

-

Trademark License and Royalty Agreement that sets forth the arrangements among the Company and Merculite to assign the Sterilite Solutions trademark to Merculite

The Company and Merculite entered into a definitive Distribution Agreement governing the terms and conditions of the Spin-Off. The Spin-Off will be accomplished by the distribution by the Company of all shares of Merculite owned by it, among the shareholders of the Company on a pro rata basis. Each shareholder of the Company of record on May 6, 2011, the Distribution Record Date, will be distributed one share of Merculite common stock for each share of the Company stock owned by them.

The Company and Merculite entered into a Trademark Assignment and Acquisition Agreement, whereby the Company irrevocably assigns the Sterilite Solutions Mark in connection with the manufacturing, sub-contract manufacturing, production, marketing, promotion, distribution and sale of cleaning/neutralizing product.  The Company acknowledges that Merculite will have the exclusive right to ownership and use of the trademarks owned by the Company in lieu of any of the Marks on the product.

Subsequent Events	3 Months Ended
Jun. 30, 2011
Subsequent Events
Subsequent Events [Text Block]

NOTE 9 – SUBSEQUENT EVENTS

On July 28, 2011, the Company issued 50,030 shares of common stock for cash totaling  $50,000 received during the three months ended June 30, 2011 and received  $30 during July 2011.

On August 9, 2011, the Company issued 50,000 shares of common stock for cash totaling  $50,000 received during the three months ended June 30, 2011.

On June 3, 2011, the Company entered into an Acquisition, Distribution and Marketing Agreement with Ozuro Jewelry, a New York corporation (“Ozuro”), wherein the Company agreed to offer to Ozuro the right to purchase our diamonds and gold (the “Product”) before offering to sell the Product to any other third party, and Ozuro agreed to consider purchasing our Product, in accordance with the terms and conditions set forth in the agreement.  The term of the agreement began on June 3, 2011 and will terminate on June 3, 2014.  The price of the gold shall initially be set at 90% of the London PM fix as reported as of the date of the sale and diamonds pricing shall be initially set at 95% of the Rapaport Diamond Price Index as reported as of the date of sale.

On August 8, 2011, the Company entered into a Consultant Agreement with Mr. Charles Huggins, wherein he agreed to assist the Company in locating working interest partner, mining concessions, mining operations, and similar financing and business agreements to further the Company’s business in West Africa on a “best efforts” basis.  Mr. Huggins’ services shall include, but not limited to:

·

Identifying, negotiating and/or obtain contracts, rights and/or other agreements for the mining or acquisition of diamonds, gold and/or other natural resources with rights holders throughout the world, on behalf of the Company.

·

Obtaining governmental approvals and/or authorizations to use, implement or otherwise exploit any contracts or agreements obtained by Mr. Huggins and entered into by the Company.

·

Locate, negotiate the purchase of and/or obtain diamonds, gold or other precious minerals on behalf of the Consultant throughout the world.

·

Facilitate the transportation of such minerals obtained to the United States and further assist in the sale of such minerals obtained and transported.

The term of the agreement is for five (5) years beginning on August 8, 2011. The agreement may be extended by and between the parties.

The Company agreed to pay Mr. Huggins 5% all the gross income (the “Commission”) of the Company.  Gross income shall mean all income received by the Company, less any payment that the Company must make for: the acquisition and sale of any gold, diamonds or other minerals (including, but not limited to, the costs of the purchase of any gold, diamonds or precious minerals; taxes, insurance and transportation costs payable on same; the cost of finishing and polishing any diamonds; and any other like inherent costs of such transaction); and all costs incurred in connecting with the recovery and subsequent sale of any gold, diamonds or other minerals recovered from any operations being conducted pursuant to any contract, license or other agreement the Company may have for the performance of such activities.  Mr. Huggins’ Commission shall be paid to him in perpetuity, and shall be considered as an asset of his estate and shall be deemed a descendible right that shall be passed to his heirs as he so designates by his will, or if he dies intestate, then in accordance with the laws of the State of New York.

Additionally, the Company agreed to pay all of Mr. Huggins’ expenses for travel and accommodations in connection with the fulfillment of his duties. The Company will also provide Mr. Huggins with an automobile and driver who also will act in place of a security guard.

Statement of Income (Including Gross Margin) (USD $)	3 Months Ended	6 Months Ended	11 Months Ended
	Jun. 30, 2011	Jun. 30, 2011	Jun. 30, 2011
Statement of Income (Including Gross Margin)
Depreciation, Depletion and Amortization, Nonproduction	$ 145	$ 234	$ 234